Document and Entity Information	Mar. 31, 2022
Risk/Return:
Registrant Name	DELAWARE GROUP CASH RESERVE
Registrant CIK	0000230173
SEC Form	485BPOS
Period end date	Mar. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false